SHARE CAPITAL (Details Narrative)		12 Months Ended
	Jul. 01, 2025 SGD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Jan. 14, 2026 shares	Dec. 31, 2025 SGD ($) shares	Jan. 17, 2024 SGD ($) shares	Jan. 03, 2024 SGD ($) shares
IfrsStatementLineItems [Line Items]
Warrants		$ 19,491		$ 11,945	$ 146,613		$ 25,064
Aggregate value			$ 283,094		14,807,015
Aggregate gross proceeds		$ 220,152	283,094		$ 11,307,024
Offering expenses			17,418
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	63,281
Aggregate value	$ 182,862
Aggregate gross proceeds			$ 300,512
2023 Equity incentive plan [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	130,431	130,431					130,431
Aggregate value	$ 397,003
At-the-market [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares						4,400
At-the-market [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		94,723					94,723
Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants								$ 19,776	$ 54,154
Number of shares issued | shares								2,812	7,860